S-K 1603, SPAC Sponsor; Conflicts of Interest	Jul. 24, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Bluerock Acquisition Holdings II, LLC	4,905,000 Class B Ordinary Shares(1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$25,000

Christopher Bradley	30,000 Class B Ordinary Shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$90

Ziv Conen	25,000 Class B Ordinary Shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$75

Andrew Weksler	40,000 Class B Ordinary Shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$120

JBA Asset Management, LLC, an affiliate of Mr. Weksler	Up to $7,500 per month, commencing on the first date on which our securities are listed on Nasdaq, for a maximum of twelve months	Office space, secretarial and administrative services provided to members of our management team

JBA Asset Management, LLC	Up to $50,000,000 of PIPE Securities(3)	Up to $50,000,000

Bluerock Acquisition Holdings II, LLC	3,000,000 private placement warrants to be purchased simultaneously with the closing of this offering	$3,000,000 ($1.00 per private placement warrant)

Bluerock Acquisition Holdings II, LLC	Up to $15,000 per month, commencing on the first date on which our securities are listed on Nasdaq, for a maximum of twelve months	Office space, secretarial and administrative services provided to members of our management team

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Bluerock Acquisition Holdings II, LLC	Repayment in cash	Up to $300,000 of loans made to us to cover offering related and organizational expenses
Bluerock Acquisition Holdings II, LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.00 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.00 per warrant

Bluerock Acquisition Holdings II, LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination(4)	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

Bluerock Acquisition Holdings II, LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

Bluerock Capital Markets, LLC	Payment of capital market advisory fees in connection with this offering	$150,000

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

(1)	Assumes surrender of 750,000 founder shares. Up to 750,000 founder shares will be surrendered to us for no consideration depending on the extent to which the underwriter’s over-allotment option is exercised.
(2)	As described in the section titled “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal aggregate price of $25,000 or $0.004 per founder share, at which our initial shareholders purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriter) for no additional consideration. Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see the section titled “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our initial shareholders for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our initial shareholders are likely to make a substantial profit on their investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and “— Risks Relating to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.004 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares”.
(3)	The effective price per security in any such PIPE transaction is not currently known. We expect that the terms of any such PIPE transaction will be negotiated with the applicable business combination target and investors (including JBAAM), at the time a business combination agreement is signed. The effective price per security issued in any such PIPE transactions may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Any such issuances of equity securities at a price that is less than $10.00 or the prevailing market price of our shares at that time could be structured to ensure a return on investment to the investors and could materially dilute the interests of our existing shareholders in a manner that would not ordinarily occur in a traditional initial public offering and could result in both a reduction in the trading price of our shares to the price at which we issue such equity securities and fluctuations in the net tangible book value per share of the combined company’s securities following the completion of our initial business combination. We may also provide price protection or other incentives, or issue convertible securities such as preferred equity or convertible debt, and the exercise or conversion price of those securities may be fixed or adjustable, and may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Therefore, any such PIPE transaction may result in material dilution to holders of our shares. For more information also see “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks” and “— We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could materially dilute the interests of our existing shareholders and add costs.”
(4)	For more information, also see “Effecting Our Initial Business Combination — Sources of Target Businesses,” “Management — Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]	Members of our management team and our independent directors will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

	Number of
	Class A	Approximate Percentage			Approximate Percentage
	Ordinary	of Outstanding Class A		Number of Class B	of Outstanding Class B
	Shares	Ordinary Shares		Ordinary Shares	Ordinary Shares
	Beneficially	Before	After	Beneficially	Before	After
Name and Address of Beneficial Owner(1)	Owned	Offering	Offering	Owned(2)(4)	Offering	Offering
Bluerock Acquisition Holdings II, LLC(3)	—	—	—	5,655,000	98.4%	98.4%
R. Ramin Kamfar(3)	—	—	—	5,655,000	98.4%	98.4%
Christopher Vohs	—	—	—	—	—	—
Harrison Seideman	—	—	—	—	—	—
Christopher Bradley	—	—	—	30,000	*	*
Ziv Conen	—	—	—	25,000	*	*
Andrew Weksler	—	—	—	40,000	*	*
All officers and directors as a group (6 persons)	—	—	—	5,750,000	100%	100
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of our shareholders is c/o Bluerock Acquisition Corp. II, 919 Third Avenue, New York, New York 10022.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares immediately prior to, concurrently with or immediately following the consummation of our initial business combination or at any time prior thereto at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Bluerock Acquisition Holdings II, LLC, our sponsor, is the record holder of such shares. The sole managing member of our sponsor is Bluerock Real Estate Holdings, LLC (“Bluerock Holdings”). R. Ramin Kamfar, our Chairman and Chief Executive Officer, controls Bluerock Holdings, including the exercise of voting and investment discretion over the securities held by our sponsor. Accordingly, each of Bluerock Holdings and R. Ramin Kamfar may be deemed to have or share beneficial ownership of the Class B ordinary shares held directly by our sponsor. Each of Bluerock Holdings and R. Ramin Kamfar disclaims such beneficial ownership other than to the extent of its pecuniary interest.
(4)	Includes up to 750,000 founder shares that will be surrendered for no consideration depending on the extent to which the underwriter’s over-allotment option is exercised.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares in connection with the completion of our initial business combination either (i) in connection with a general meeting called to approve the initial business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirements. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding Class A ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company.If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will:conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, andfile proxy materials with the SEC
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

		Persons Subject to	Exceptions to Transfer
Subject Securities	Expiration Date	Restrictions	Restrictions
Founder Shares

Earlier to occur of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property

Our sponsor, directors, director nominees and officers

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided,

		Persons Subject to	Exceptions to Transfer
Subject Securities	Expiration Date	Restrictions	Restrictions

however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements

Private placement warrants and warrants that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Same as above, together with the underwriter	Same as above

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual(1)	Entity	Entity’s Business	Affiliation
R. Ramin Kamfar	Bluerock Acquisition Corp.	Special Purpose Acquisition Company	Chairman, Chief Executive Officer
	Bluerock Homes Trust	Real Estate Investment Trust	Chairman, Chief Executive Officer
	Bluerock High Income Institutional Credit Fund	Registered Investment Company	Chairman
	Bluerock Private Real Estate Fund	Closed-End Fund	Chairman
Christopher Vohs	Bluerock Acquisition Corp.	Special Purpose Acquisition Company	Chief Financial Officer
	Bluerock Homes Trust	Real Estate Investment Trust	Chief Financial Officer, Treasurer

Harrison Seideman	Bluerock Acquisition Corp.	Special Purpose Acquisition Company	Senior Vice President, Head of Special Situations
	Bluerock Capital Markets, LLC	Brokerage Firm	Senior Vice President
Christopher Bradley	Mistral Equity Partners	Private Equity	Managing Director
	CSLM Digital Asset Acquisition Corp III, Ltd	Special Purpose Acquisition Company	Board Director
	Cambridge Acquisition Corp.	Special Purpose Acquisition Company	Board Director
	SUMA Acquisition Corp.	Special Purpose Acquisition Company	Board Director
	Insomnia Cookies	Restaurant	Board Director
	Carnegie Park Capital	Investment Firm	Board Director
	Timber Grove Ventures	Investment Firm	Board Director
	Roth Principal Investments	Investment Firm	Board Director
	WhoBrew, LLC	Brewery	Board Director
	University of Chicago	Academia	Board Member

Individual(1)	Entity	Entity’s Business	Affiliation

Ziv Conen	New Era Capital Partners	Venture Fund	Partner

Andrew Weksler	JBA Asset Management LLC	Asset Management	Managing Partner
(1)	Each individual listed has a fiduciary duty or a contractual obligation with respect to each of the listed entities opposite from his/her name.